Finance Income and Finance Costs	12 Months Ended
Mar. 31, 2020
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Finance Income and Finance Costs
30.	Finance Income and Finance Costs
Components of finance income and finance costs for the fiscal years ended March 31, 2018, 2019, and 2020, are as follows:

	JPY (millions)
	2018	2019	2020
Finance income
Interest income	2,022	1,995	1,994
Dividend income	4,708	5,444	5,148
Gain on sales of associates	16,769	12,603	135
Foreign exchange gains, net	—	265	—
Gain on sales of equity instruments	5,743	—	—
Other	311	1,682	1,200

Total	29,553	21,989	8,477

Finance costs
Interest expenses	6,350	6,870	9,844
Foreign exchange losses, net	3,098	—	3,560
Other	2,120	1,507	2,060

Total	11,568	8,377	15,464

Interest income arises from financial assets measured at amortized cost, cash and cash equivalents, and loans and receivables. Dividend income arises from equity instruments designated as measured at fair value through other comprehensive income and available-for-sale
financial assets. In addition, interest expenses arise from financial liabilities measured at amortized cost and lease liabilities. “Gain on sales of associates” in the fiscal years ended Ma
r
ch 31, 2018 and 2019, is mainly from the sale of shares of TOKIN Corporation and Automotive Energy Supply Corporation, respectively.